Restricted Deposits	12 Months Ended
Dec. 31, 2016
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 3 - RESTRICTED DEPOSITS:

The restricted deposits as of December 31, 2016 totaled NIS6,760 thousand ($1,758 thousand) and relates to a deposit in connection with one of the legal proceedings, see note 8.a.1. for additional information.

The restricted deposit as of December 31, 2015 totaled $325 thousand and relates to banks’ performance guarantees in certain projects secured by deposits the Group was required to provide.

Regarding the restricted deposits for put option- see note 1.b.1.